Nature of Operations (Details) $ / shares in Units, ₪ in Thousands		12 Months Ended
	Jun. 07, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ILS (₪) shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Dec. 31, 2023 ILS (₪)
Nature of Operations [Line Items]
Net proceeds | $	$ 68,250,000	$ 75,000,000
Underwriting discounts and commissions | $	$ 6,750,000
Number of shares issued | $		66,335,000
Offering costs | $		1,900,000
Underwriters fees | $		6,750,000
Accumulated deficit | $		(225,012,000)	(171,830,000)
Operating losses | $		(30,762,000)	(31,994,000)
Cash flow from operating activities | $		(31,905,000)	(31,115,000)
Received grant		67,000	$ 100,000	₪ 248			₪ 360
Convertible Loans [Member]
Nature of Operations [Line Items]
Accrued interest | $		$ 69,570,000
Warrants [Member]
Nature of Operations [Line Items]
Shares converted (in Shares) | shares		57,678
Warrants shares (in Shares) | shares		137,040		137,040	8,087	33,810
Ordinary Shares [Member]
Nature of Operations [Line Items]
Shares converted (in Shares) | shares		4,693,318
Number of shares issued | $		$ 882,353
Ordinary Shares [Member] | Warrants [Member]
Nature of Operations [Line Items]
Ordinary shares (in Shares) | shares		24,630
Warrants shares (in Shares) | shares						16,350
Convertible Preferred Shares [Member]
Nature of Operations [Line Items]
Shares converted (in Shares) | shares		4,693,318
Warrants Convertible to Ordinary Shares [Member]
Nature of Operations [Line Items]
Shares converted (in Shares) | shares		4,127,467
Outstanding warrants (in Shares) | shares		9,971		9,971
Outstanding Convertible Loans and Accrued Interest [Member] | Ordinary Shares [Member]
Nature of Operations [Line Items]
Shares converted (in Shares) | shares		4,092,330
IPO [Member]
Nature of Operations [Line Items]
Sold shares (in Shares) | shares	4,411,765
Price per share (in Dollars per share) | $ / shares	$ 17
Price of per share (in Dollars per share) | $ / shares		$ 17
IPO [Member] | Ordinary Shares [Member]
Nature of Operations [Line Items]
Additional ordinary shares (in Shares) | shares		661,765
Private Placement [Member]
Nature of Operations [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 17
Gross proceeds of private placement | $		$ 15,000,000